UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)

U.S. Global GO GOLD and Precious Metal Miners ETF
GOAU (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the U.S. Global GO GOLD and Precious Metal Miners ETF for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://usglobaletfs.com/fund/u-s-global-go-gold-and-precious-metal-miners-etf/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Global GO GOLD and Precious Metal Miners ETF	$64	0.60%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
China’s official gold holdings have reached a record 2,264 tons, accounting for 4.9% of the country’s total reserves. Meanwhile, India’s trade deficit has hit a record high, driven in part by increased gold imports. Over the past five years, central banks added 2,575 tons of gold, with top buyers including China (+412 tons, +22%), Türkiye (+359 tons, +141%), Poland (+299 tons, +232%), India (+280 tons, +47%), and Russia (+223 tons, +11%), according to Bank of America. Physically backed gold ETFs are also seeing renewed investor interest, with assets under management trending higher. China gold ETFs have posted six consecutive months of inflows, adding $253 million. Rising free cash flow and declining debt could support higher valuations in the gold industry, which remains near historical lows, according to Canaccord. Senior producers are trading at 0.69x NAV, below the historical average of 0.81x, while junior valuations are improving but still lag prior peaks, according to Royal Bank of Canada.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/27/2017)
U.S. Global GO GOLD and Precious Metal Miners ETF NAV	13.66	4.15	8.11
S&P 500 TR	25.02	14.53	14.50
US Global Go Gold and Precious Metal Miners Index	14.93	5.20	9.45
U.S. Global GO GOLD and Precious Metal Miners ETF	PAGE 1	TSR-AR-26922A719

Visit https://usglobaletfs.com/fund/u-s-global-go-gold-and-precious-metal-miners-etf/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$85,391,326
Number of Holdings	30
Net Advisory Fee	$573,282
Portfolio Turnover	116%
30-Day SEC Yield	0.39%
30-Day SEC Yield Unsubsidized	0.39%
Visit https://usglobaletfs.com/fund/u-s-global-go-gold-and-precious-metal-miners-etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(% of Net Assets)
Basic Materials	99.9%
Cash & Other	0.1%

Top 10 Issuers	(% of Net Assets)
Franco-Nevada Corporation	10.6%
Wheaton Precious Metals Corporation	10.0%
Royal Gold, Inc.	9.8%
Mount Vernon Liquid Assets Portfolio, LLC	5.8%
Sandstorm Gold, Ltd.	4.3%
Allied Gold Corporation	4.2%
Centerra Gold, Inc.	4.2%
Osisko Gold Royalties, Ltd.	4.1%
Triple Flag Precious Metals Corporation	4.0%
Torex Gold Resources, Inc.	3.2%

Top Ten Countries	(% of Net Assets)
Canada	70.9%
United States	15.7%
Australia	15.3%
South Africa	3.9%
Cash & Other	-5.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://usglobaletfs.com/fund/u-s-global-go-gold-and-precious-metal-miners-etf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Global Investors, Inc. documents not be householded, please contact U.S. Global Investors, Inc. at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Global Investors, Inc. or your financial intermediary.
U.S. Global GO GOLD and Precious Metal Miners ETF	PAGE 2	TSR-AR-26922A719

US Global JETS ETF
JETS (Principal U.S. Listing Exchange:NYSE)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the US Global JETS ETF for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://usglobaletfs.com/fund/u-s-global-jets-etf/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
US Global JETS ETF	$70	0.60%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
According to Morgan Stanley, U.S. citizen departures to international destinations continue to exceed 2019 and 2023 levels, up 7% year-over-year (YOY) and 18% versus 2019. Non-U.S. citizen arrivals into the U.S. remain below 2019 levels but hit a post-pandemic high in July 2024, up 8% YOY and down 9% from 2019. Airline fares have risen for three consecutive months, with September marking the first YOY increase since March 2023. October fares climbed 4.1% YOY. Commercial aircraft retirements have declined 23% from an annual average of 584 (2012-2018) to 450 (2020-2024), increasing the average in-service aircraft age to 11.7 years, up from 9.9 years. Elliott Investment Management has built a $2 billion stake in Southwest Airlines to address underperformance, while United Airlines adjusted its delivery schedule due to Boeing delays, reducing 2024 capex to $6.5 billion. The Department of Transportation also approved the Alaska and Hawaiian Airlines merger.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/28/2015)
US Global JETS ETF NAV	33.13	-4.10	0.66
S&P 500 TR	25.02	14.53	13.18
US Global JETS Index	33.47	-3.57	1.19
Visit https://usglobaletfs.com/fund/u-s-global-jets-etf/ for more recent performance information.
US Global JETS ETF	PAGE 1	TSR-AR-26922A842

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,070,873,117
Number of Holdings	51
Net Advisory Fee	$7,117,421
Portfolio Turnover	40%
30-Day SEC Yield	0.22%
30-Day SEC Yield Unsubsidized	0.22%
Visit https://usglobaletfs.com/fund/u-s-global-jets-etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(% of Net Assets)
Consumer, Cyclical	77.3%
Industrial	14.1%
Communications	8.2%
Cash & Other	0.4%

Top 10 Issuers	(% of Net Assets)
United Airlines Holdings, Inc.	10.8%
Southwest Airlines Company	10.8%
American Airlines Group, Inc.	10.7%
Mount Vernon Liquid Assets Portfolio, LLC	10.5%
Delta Air Lines, Inc.	10.3%
Frontier Group Holdings, Inc.	3.5%
JetBlue Airways Corporation	3.5%
Allegiant Travel Company	3.4%
Alaska Air Group, Inc.	3.2%
Sun Country Airlines Holdings, Inc.	3.0%

Top Ten Countries	(% of Net Assets)
United States	86.7%
Canada	4.4%
France	2.0%
Spain	1.9%
Singapore	1.9%
Turkey	1.9%
Japan	1.9%
United Kingdom	1.5%
Australia	1.0%
Cash & Other	-3.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://usglobaletfs.com/fund/u-s-global-jets-etf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Global Investors, Inc. documents not be householded, please contact U.S. Global Investors, Inc. at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Global Investors, Inc. or your financial intermediary.
US Global JETS ETF	PAGE 2	TSR-AR-26922A842

US Global Sea to Sky Cargo ETF
SEA (Principal U.S. Listing Exchange: NYSE )
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the US Global Sea to Sky Cargo ETF for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://usglobaletfs.com/fund/u-s-global-sea-to-sky-cargo-etf/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
US Global Sea to Sky Cargo ETF	$66	0.65%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Sea freight rates have surged, with the Shanghai Containerized Freight Index climbing 150%, now at about half its COVID-era peak. Ton-mile growth remains strong, driven by geopolitical factors such as the Russia-Ukraine war, the Red Sea crisis and Libya’s crude production cuts. The anticipated OPEC+ output hike could provide further support, while supply constraints persist due to a limited tanker order book and ongoing vessel scrapping. While shipping rates are easing, they remain nearly triple last year’s levels due to disruptions in the Red Sea. June 2024 saw 77 ships ordered—the second-highest monthly total ever—followed by elevated ordering in July and August. However, global new containership supply is only 42% of the total forecasted for 2024, with scrapped volume at just 10% of consensus projections. Meanwhile, global air cargo demand has slowed to mid-single-digit YOY declines, impacted by tougher e-commerce comparisons, though Asian volumes remain strong.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/19/2022)
US Global Sea to Sky Cargo ETF NAV	2.13	-0.06
S&P 500 TR	25.02	10.96
US Global Sea to Sky Cargo Index	4.28	2.14
Visit https://usglobaletfs.com/fund/u-s-global-sea-to-sky-cargo-etf/ for more recent performance information.
US Global Sea to Sky Cargo ETF	PAGE 1	TSR-AR-26922B865

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$6,160,797
Number of Holdings	31
Net Advisory Fee	$0
Portfolio Turnover	133%
30-Day SEC Yield	8.58%
30-Day SEC Yield Unsubsidized	5.19%
Visit https://usglobaletfs.com/fund/u-s-global-sea-to-sky-cargo-etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(% of Net Assets)
Industrial	96.4%
Consumer, Non-cyclical	2.8%
Cash & Other	0.8%

Top 10 Issuers	(% of Net Assets)
ZIM Integrated Shipping Services, Ltd.	5.6%
COSCO SHIPPING Holdings Company, Ltd. - H-Shares	5.5%
SITC International Holdings Company, Ltd.	4.9%
Hoegh Autoliners ASA	4.9%
Hafnia, Ltd.	4.9%
AP Moller - Maersk AS	4.8%
Orient Overseas International, Ltd.	4.4%
Mount Vernon Liquid Assets Portfolio, LLC	4.2%
Scorpio Tankers, Inc.	4.1%
Kawasaki Kisen Kaisha, Ltd.	4.1%

Top Ten Countries	(% of Net Assets)
China	16.4%
United States	15.5%
Norway	10.5%
Japan	10.1%
Hong Kong	9.4%
United Kingdom	8.9%
Israel	5.6%
Singapore	4.9%
Denmark	4.8%
Cash & Other	13.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://usglobaletfs.com/fund/u-s-global-sea-to-sky-cargo-etf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Global Investors, Inc. documents not be householded, please contact U.S. Global Investors, Inc. at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Global Investors, Inc. or your financial intermediary.
US Global Sea to Sky Cargo ETF	PAGE 2	TSR-AR-26922B865

U.S. Global Technology and Aerospace & Defense ETF
WAR (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the U.S. Global Technology and Aerospace & Defense ETF for the period of December 27, 2024, to December 31, 2024. You can find additional information about the Fund at https://usglobaletfs.com/fund/war/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Global Technology and Aerospace & Defense ETF	$1	0.60%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Performance information is not provided since the Fund has less than twelve months of operations. The Fund’s investment strategy is expected to navigate market dynamics and capture growth opportunities in the aerospace & defense, cybersecurity, semiconductor, and homeland security sectors, which we believe are poised for significant expansion due to geopolitical tensions, increased global defense spending, AI-driven solutions, and ongoing technological advancements driving heightened demand across these industries.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/27/2024)
U.S. Global Technology and Aerospace & Defense ETF NAV	-1.34
S&P 500 TR	-1.48
Visit https://usglobaletfs.com/fund/war/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
U.S. Global Technology and Aerospace & Defense ETF	PAGE 1	TSR-AR-26922B410

KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$986,628
Number of Holdings	28
Net Advisory Fee	$16
Portfolio Turnover	0%
Visit https://usglobaletfs.com/fund/war/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(% of Net Assets)
Technology	45.9%
Industrial	32.1%
Communications	10.5%
Consumer, Non-cyclical	7.9%
Cash & Other	3.6%

Top 10 Issuers	(% of Net Assets)
Hexcel Corporation	6.9%
Booz Allen Hamilton Holding Corporation	6.9%
Leidos Holdings, Inc.	6.8%
General Dynamics Corporation	6.8%
Applied Materials, Inc.	6.7%
NVIDIA Corporation	6.6%
Rheinmetall AG	3.9%
Cognyte Software, Ltd.	3.9%
F5, Inc.	3.8%
Skyworks Solutions, Inc.	3.8%

Top Ten Countries	(% of Net Assets)
United States	71.3%
United Kingdom	6.7%
Germany	3.9%
Israel	3.8%
Taiwan	3.8%
France	3.0%
Norway	2.9%
China	1.0%
Cash & Other	3.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://usglobaletfs.com/fund/war/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Global Investors, Inc. documents not be householded, please contact U.S. Global Investors, Inc. at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Global Investors, Inc. or your financial intermediary.
U.S. Global Technology and Aerospace & Defense ETF	PAGE 2	TSR-AR-26922B410

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2024	FYE 12/31/2023
(a) Audit Fees	$ 55,500	$ 45,500
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$ 14,000	$ 10,500
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2024	FYE 12/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2024	FYE 12/31/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

U.S. Global GO GOLD and Precious Metal Miners ETF (Ticker: GOAU)
U.S. Global Jets ETF (Ticker: JETS)
U.S. Global Sea to Sky Cargo ETF (Ticker: SEA)
U.S. Global Technology and Aerospace & Defense ETF (Ticker: WAR)
Annual Financial Statements and Additional Information
December 31, 2024

U.S. Global GO GOLD and Precious Metal Miners ETF
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 99.9%
Australia - 15.3%
Catalyst Metals, Ltd.(a)	1,031,791	$1,647,657
Evolution Mining, Ltd.	553,471	1,647,765
Perseus Mining, Ltd.	1,053,393	1,675,633
Ramelius Resources, Ltd.	1,228,933	1,574,541
Regis Resources, Ltd.(a)	1,022,847	1,614,382
Resolute Mining, Ltd.(a)	6,780,902	1,657,830
Vault Minerals, Ltd.(a)	7,869,509	1,607,374
Westgold Resources, Ltd.	963,870	1,688,342
		13,113,524
Canada - 70.9%(b)
Allied Gold Corporation(a)	1,505,752	3,572,030
Centerra Gold, Inc.	623,321	3,547,091
Eldorado Gold Corporation(a)(c)	170,196	2,530,815
Fortuna Mining Corporation(a)(c)	562,401	2,412,700
Franco-Nevada Corporation(c)	76,837	9,035,263
IAMGOLD Corporation(a)	503,291	2,596,982
Kinross Gold Corporation	279,656	2,592,411
Lundin Gold, Inc.	117,013	2,495,822
McEwen Mining, Inc.(a)	328,612	2,556,601
Metalla Royalty & Streaming, Ltd.(a)	1,004,949	2,522,422
New Gold, Inc.(a)	976,244	2,421,085
OceanaGold Corporation	887,714	2,457,895
Osisko Gold Royalties, Ltd.	192,313	3,480,865
Sandstorm Gold, Ltd.	659,749	3,681,399
Torex Gold Resources, Inc.(a)	139,769	2,753,667
Triple Flag Precious Metals Corporation	226,239	3,402,635
Wheaton Precious Metals Corporation	151,781	8,536,163
		60,595,846
South Africa - 3.9%
African Rainbow Minerals, Ltd.	206,073	1,642,250
Pan African Resources PLC	3,839,428	1,666,287
		3,308,537
United States - 9.8%
Royal Gold, Inc.	63,253	8,339,908
TOTAL COMMON STOCKS (Cost $81,382,743)		85,357,815
	Units
SHORT-TERM INVESTMENTS - 5.9%
Investments Purchased with Proceeds from Securities Lending - 5.8%
Mount Vernon Liquid Assets Portfolio, LLC, 4.58%(d)(e)	4,961,486	4,961,486

	Shares	Value
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.41%(d)	60,996	$60,996
TOTAL SHORT-TERM INVESTMENTS (Cost $5,022,482)		5,022,482
TOTAL INVESTMENTS - 105.8% (Cost $86,405,225)		$90,380,297
Liabilities in Excess of Other Assets - (5.8)%		(4,988,971)
TOTAL NET ASSETS - 100.0%		$85,391,326

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region. See Note 9 in Notes to Financial Statements.

(c)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $4,873,535 which represented 5.7% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(e)	Privately offered liquidity fund. See Note 4 in Note to Financial Statements
The accompanying notes are an integral part of these financial statements.

1

U.S. Global Jets ETF
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 99.6%
Australia - 1.0%
Qantas Airways, Ltd.(a)	1,859,633	$10,324,644
Brazil - 0.5%
Embraer SA - ADR(a)(b)	144,965	5,317,316
Canada - 4.4%
Air Canada(a)	1,789,132	27,706,062
Bombardier, Inc. - Class B(a)	289,245	19,669,344
		47,375,406
China - 0.9%
Air China, Ltd. - H-Shares(a)	7,739,190	5,131,791
Tongcheng Travel Holdings, Ltd.	2,065,076	4,839,201
		9,970,992
France - 2.0%
Aeroports de Paris SA	44,687	5,170,489
Air France-KLM(a)	640,121	5,386,779
Airbus SE	65,002	10,421,705
		20,978,973
Germany - 0.5%
Deutsche Lufthansa AG	759,358	4,857,928
India - 0.9%
MakeMyTrip, Ltd.(a)(b)	90,671	10,180,540
Ireland - 0.9%
Ryanair Holdings PLC - ADR(b)	233,763	10,189,729
Israel - 0.6%
El Al Israel Airlines, Ltd.(a)	2,893,082	6,315,362
Japan - 1.9%
ANA Holdings, Inc.	272,188	4,956,972
Japan Airlines Company, Ltd.	628,350	9,953,684
Japan Airport Terminal Company, Ltd.	160,725	5,107,407
		20,018,063
Mexico - 1.0%
Grupo Aeroportuario del Pacifico SAB de CV - Class B	281,272	4,936,525
Grupo Aeroportuario del Sureste SAB de CV - ADR	20,567	5,298,676
		10,235,201
Norway - 0.5%
Norwegian Air Shuttle ASA(a)	5,251,448	5,074,576
Panama - 0.5%
Copa Holdings SA - Class A	60,454	5,312,698
Singapore - 1.9%
SATS, Ltd.	1,960,569	5,225,695
Singapore Airlines, Ltd.	1,122,775	5,294,674

	Shares	Value
Trip.com Group, Ltd. - ADR(a)	147,557	$10,131,264
		20,651,633
Spain - 1.9%
Aena SME SA(c)	50,595	10,345,511
Amadeus IT Group SA	147,902	10,448,540
		20,794,051
Switzerland - 0.5%
Flughafen Zurich AG	21,330	5,114,217
Thailand - 0.5%
Airports of Thailand PCL	3,092,369	5,396,567
Turkey - 1.9%
Pegasus Hava Tasimaciligi AS(a)	833,311	5,018,030
TAV Havalimanlari Holding AS(a)	665,463	5,154,909
Turk Hava Yollari AO(a)	1,254,041	9,962,414
		20,135,353
United Kingdom - 1.5%
easyJet PLC	721,103	5,055,367
International Consolidated Airlines Group SA	2,977,534	11,253,490
		16,308,857
United States - 75.8%(d)
Alaska Air Group, Inc.(a)	521,429	33,762,528
Allegiant Travel Company(b)	387,824	36,501,995
American Airlines Group, Inc.(a)	6,558,014	114,306,184
Boeing Company(a)	129,498	22,921,146
Booking Holdings, Inc.	4,112	20,430,143
Delta Air Lines, Inc.	1,828,474	110,622,677
Expedia Group, Inc.(a)	113,845	21,212,739
Frontier Group Holdings, Inc.(a)(b)	5,329,860	37,895,304
General Dynamics Corporation	78,892	20,787,253
JetBlue Airways Corporation(a)(b)	4,732,286	37,195,768
Sabre Corporation(a)(b)	5,579,277	20,364,361
SkyWest, Inc.(a)	300,108	30,049,814
Southwest Airlines Company(b)	3,433,259	115,426,167
Sun Country Airlines Holdings, Inc.(a)(g)	2,184,222	31,845,957
Textron, Inc.	260,726	19,942,932
TripAdvisor, Inc.(a)(b)	1,532,166	22,630,092
United Airlines Holdings, Inc.(a)	1,189,340	115,484,914
		811,379,974
TOTAL COMMON STOCKS (Cost $1,020,922,564)		1,065,932,080

The accompanying notes are an integral part of these financial statements.

2

U.S. Global Jets ETF
Schedule of Investments
December 31, 2024(Continued)

	Units	Value
SHORT-TERM INVESTMENTS - 10.9%
Investments Purchased with Proceeds from Securities Lending - 10.5%
Mount Vernon Liquid Assets Portfolio, LLC, 4.58%(e)(f)	112,042,983	$112,042,983
	Shares
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 4.41%(e)	4,890,145	4,890,145
TOTAL SHORT-TERM INVESTMENTS (Cost $116,933,128)		116,933,128
TOTAL INVESTMENTS - 110.5% (Cost $1,137,855,692)		$1,182,865,208
Liabilities in Excess of Other Assets - (10.5)%		(111,992,091)
TOTAL NET ASSETS - 100.0%		$1,070,873,117

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
PCL - Public Company Limited
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $109,775,408 which represented 10.3% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $10,345,511 or 1.0% of the Fund’s net assets.

(d)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region. See Note 9 in Notes to Financial Statements.

(e)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(f)	Privately offered liquidity fund. See Note 4 in Notes to Financial Statements.
(g)	Affiliated Common Stock during the current fiscal period. See Note 6 in Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

3

U.S. Global Sea to Sky Cargo ETF
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 99.2%
Australia - 2.8%
Brambles, Ltd.	14,717	$175,259
China - 16.4%
COSCO SHIPPING Energy Transportation Company, Ltd. - H-Shares	150,127	120,231
COSCO SHIPPING Holdings Company, Ltd. - H-Shares	205,061	337,955
J&T Global Express, Ltd.(a)	234,765	185,293
Sinotrans Ltd. - Class H	393,046	185,727
ZTO Express Cayman, Inc. - ADR	9,322	182,245
		1,011,451
Denmark - 4.8%
AP Moller - Maersk AS - Class B	180	297,658
Germany - 2.8%
Deutsche Post AG	4,858	170,993
Greece - 2.0%
Danaos Corporation	1,525	122,107
Hong Kong - 9.4%
Orient Overseas International, Ltd.	18,459	273,558
SITC International Holdings Company, Ltd.	114,044	303,955
		577,513
Israel - 5.6%
ZIM Integrated Shipping Services, Ltd.	16,082	345,281
Japan - 10.1%
Kawasaki Kisen Kaisha, Ltd.	17,575	251,821
Mitsui OSK Lines, Ltd.	3,501	122,556
Nippon Yusen KK	7,448	249,600
		623,977
Monaco - 4.1%
Scorpio Tankers, Inc.	5,092	253,022
Norway - 10.5%
Hoegh Autoliners ASA	30,468	302,983
MPC Container Ships ASA	66,188	120,533
Wallenius Wilhelmsen ASA	26,980	221,606
		645,122
Singapore - 4.9%
Hafnia, Ltd.	56,508	301,567
Spain - 2.9%
Logista Integral SA	5,912	178,819
Switzerland - 3.7%
Kuehne + Nagel International AG	1,011	231,487

	Shares	Value
United Kingdom - 8.9%
Global Ship Lease, Inc. - Class A	5,511	$120,305
International Distribution Services PLC	39,619	180,440
TORM PLC - Class A	12,620	245,459
		546,204
United States - 10.3%
Expeditors International of Washington, Inc.	1,495	165,601
FedEx Corporation(b)	650	182,865
Matson, Inc.(b)	821	110,704
United Parcel Service, Inc. - Class B	1,391	175,405
		634,575
TOTAL COMMON STOCKS (Cost $6,180,944)		6,115,035
	Units
SHORT-TERM INVESTMENTS - 5.2%
Investments Purchased with Proceeds from Securities Lending - 4.2%
Mount Vernon Liquid Assets Portfolio, LLC, 4.58%(c)(d)	256,254	256,254
	Shares
Money Market Funds - 1.0%
First American Government Obligations Fund - Class X, 4.41%(c)	61,324	61,324
TOTAL SHORT-TERM INVESTMENTS (Cost $317,578)		317,578
TOTAL INVESTMENTS - 104.4% (Cost $6,498,522)		$6,432,613
Liabilities in Excess of Other Assets - (4.4)%		(271,816)
TOTAL NET ASSETS - 100.0%		$6,160,797

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $251,114 which represented 4.1% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(d)	Privately offered liquidity fund. See Note 4 in Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

4

U.S. Global Technology and Aerospace & Defense ETF
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 96.4%
China - 1.0%
Lenovo Group Ltd. - ADR	388	$9,991
France - 3.0%
Dassault Aviation SA	145	29,619
Germany - 3.9%
Rheinmetall AG	60	38,198
Israel - 3.8%
Cognyte Software Ltd.(a)	4,399	38,051
Norway - 2.9%
Kongsberg Gruppen ASA	256	28,786
Taiwan - 3.8%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	189	37,326
United Kingdom - 6.7%
Chemring Group PLC	6,970	28,664
Cohort PLC	2,768	37,771
		66,435
United States - 71.3%(b)
A10 Networks, Inc.	1,568	28,851
Alarm.com Holdings, Inc.(a)	156	9,485
Alphabet, Inc. - Class A	49	9,276
Applied Materials, Inc.	404	65,703
Arista Networks, Inc.(a)	255	28,185
Booz Allen Hamilton Holding Corporation	526	67,696
Dell Technologies, Inc. - Class C	244	28,119
Eaton Corporation PLC	29	9,624
F5, Inc.(a)	151	37,972
General Dynamics Corporation	254	66,926
Hewlett Packard Enterprise Company	442	9,437
Hexcel Corporation	1,081	67,779
KLA Corporation	45	28,355
Leidos Holdings, Inc.	467	67,276
Microsoft Corporation	22	9,273
Monolithic Power Systems, Inc.	47	27,810
NVIDIA Corporation	488	65,533
Parsons Corporation(a)	312	28,782

	Shares	Value
Skyworks Solutions, Inc.	426	$37,778
Vertiv Holdings Company - Class A	82	9,316
		703,176
TOTAL COMMON STOCKS (Cost $964,997)		951,582
TOTAL INVESTMENTS - 96.4% (Cost $964,997)		$951,582
Other Assets in Excess of Liabilities - 3.6%		35,046
TOTAL NET ASSETS - 100.0%		$986,628

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region. See Note 9 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

5

U.S. GLOBAL ETFs
Statements of Assets and Liabilities
December 31, 2024

	U.S. Global GO GOLD and Precious Metal Miners ETF	U.S. Global Jets ETF	U.S. Global Sea to Sky Cargo ETF	U.S. Global Technology and Aerospace & Defense ETF
ASSETS:
Investments, at value	$90,380,297	$1,182,865,208	$6,432,613	$951,582
Cash	—	—	1,787	35,003
Foreign currency, at value	589	134,249	—	—
Dividends receivable	8,082	807,352	840	59
Dividend tax reclaims receivable	8,007	83,528	26,981	—
Interest receivable	2,264	27,911	268	—
Securities lending income receivable	1,277	11,516	79	—
Receivable for investments sold	—	7,340,637	—	—
Receivable from Adviser	—	—	10,508	—
Total assets	90,400,516	1,191,270,401	6,473,076	986,644
LIABILITIES:
Payable upon return of securities loaned (See Note 4)	4,961,486	112,042,983	256,254	—
Payable to adviser	47,704	556,232	—	16
Payable for investments purchased	—	38,459	—	—
Payable for distribution and shareholder servicing fees	—	—	10,358	—
Payable for capital shares redeemed	—	7,759,610	—	—
Payable for compliance fees	—	—	2,443	—
Payable for custodian fees	—	—	4,082	—
Payable for fund administration and accounting fees	—	—	14,146	—
Payable for audit fees	—	—	19,380	—
Payable for expenses and other liabilities	—	—	5,616	—
Total liabilities	5,009,190	120,397,284	312,279	16
NET ASSETS	$85,391,326	$1,070,873,117	$6,160,797	$986,628
Net Assets Consists of:
Paid-in capital	$117,681,045	$1,658,316,483	$8,799,113	$1,000,000
Total accumulated losses	(32,289,719)	(587,443,366)	(2,638,316)	(13,372)
Total net assets	$85,391,326	$1,070,873,117	$6,160,797	$986,628
Net assets	$85,391,326	$1,070,873,117	$6,160,797	$986,628
Shares issued and outstanding(a)	4,500,000	42,200,000	475,000	50,000
Net asset value per share	$18.98	$25.38	$12.97	$19.73
Cost:
Investments, at cost	$86,405,225	$1,137,855,692	$6,498,522	$964,997
Foreign currency, at cost	$593	$134,981	$—	$—
Loaned Securities:
at value (included in investments)	$4,873,535	$109,775,408	$251,114	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

6

U.S. GLOBAL ETFs
Statements of Operations
For the Year/Period Ended December 31, 2024

	U.S. Global GO GOLD and Precious Metal Miners ETF	U.S. Global Jets ETF	U.S. Global Sea to Sky Cargo ETF	U.S. Global Technology and Aerospace & Defense ETF(a)
INVESTMENT INCOME:
Dividend income	$1,133,024	$9,593,522	$487,631	$59
Less: Dividend withholding taxes	(129,705)	(349,914)	(41,142)	—
Less: Issuance fees	(6,409)	(23,726)	(181)	—
Interest income	11,787	175,976	2,710	—
Securities lending income	40,194	4,760,129	1,166	—
Total investment income	1,048,891	14,155,987	450,184	59
EXPENSES:
Investment advisory fee	573,282	7,117,421	38,465	16
Shareholder service costs	—	—	30,787	—
Fund administration and accounting fees	—	—	54,232	—
Compliance fees	—	—	9,943	—
Custodian fees	—	—	12,614	—
Legal fees	—	—	3,856	—
Audit fees	—	—	19,380	—
Reports to shareholders	—	—	2,770	—
Trustees’ fees	—	—	8,247	—
Income tax expense	—	—	3,327	—
Other expenses and fees	—	—	4,309	—
Total expenses	573,282	7,117,421	187,930	16
Expense reimbursement by Adviser (See Note 3)	—	—	(146,133)	—
Net expenses	573,282	7,117,421	41,797	16
Net investment income	475,609	7,038,566	408,387	43
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments in unaffiliated securities	(2,773)	(108,164,042)	(208,282)	—
Investments in affiliated securities	—	(36,598,798)	—	—
In-kind redemptions in unaffiliated securities	14,459,330	171,422,046	369,976	—
In-kind redemptions in affiliated securities	—	853,306	—	—
Foreign currency	(43,446)	(326,628)	(8,896)	—
Net realized gain	14,413,111	27,185,884	152,798	—
Net change in unrealized appreciation/(depreciation) on:
Investments unaffiliated securities	(2,720,837)	277,953,962	(401,307)	(13,415)
Investments in affiliated securities	—	111,430	—	—
Foreign currency	46	(2,704)	(1,636)	—
Net change in unrealized appreciation/ (depreciation)	(2,720,791)	278,062,688	(402,943)	(13,415)
Net realized and unrealized gain/(loss)	11,692,320	305,248,572	(250,145)	(13,415)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,167,929	$312,287,138	$158,242	$(13,372)

(a)	Inception date of the Fund was December 27, 2024.
The accompanying notes are an integral part of these financial statements.

7

U.S. GLOBAL ETFs
Statements of Changes in Net Assets

	U.S. Global GO GOLD and Precious Metal Miners ETF		U.S. Global Jets ETF
	Year Ended December 31,		Year Ended December 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment income	$475,609	$937,813	$7,038,566	$758,132
Net realized gain/(loss)	14,413,111	508,407	27,185,884	(158,371,571)
Net change in unrealized appreciation/ (depreciation)	(2,720,791)	6,006,731	278,062,688	436,844,437
Net increase in net assets from operations	12,167,929	7,452,951	312,287,138	279,230,998
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(1,810,692)	(899,527)	—	—
Total distributions to shareholders	(1,810,692)	(899,527)	—	—
CAPITAL TRANSACTIONS:
Subscriptions	29,367,575	29,142,975	644,445,360	496,171,460
Redemptions	(45,531,680)	(26,922,865)	(1,572,951,075)	(1,060,429,645)
ETF transaction fees (See Note 8)	—	588	213,105	171,864
Net increase(decrease)in net assets from capital transactions	(16,164,105)	2,220,698	(928,292,610)	(564,086,321)
Net increase(decrease) in net assets	(5,806,868)	8,774,122	(616,005,472)	(284,855,323)
NET ASSETS:
Beginning of the year	91,198,194	82,424,072	1,686,878,589	1,971,733,912
End of the year	$85,391,326	$91,198,194	$1,070,873,117	$1,686,878,589
SHARES TRANSACTIONS
Subscriptions	1,500,000	1,700,000	31,100,000	28,700,000
Redemptions	(2,350,000)	(1,650,000)	(77,400,000)	(55,550,000)
Total increase/(decrease) in shares outstanding	(850,000)	50,000	(46,300,000)	(26,850,000)

The accompanying notes are an integral part of these financial statements.

8

U.S. GLOBAL ETFs
Statements of Changes in Net Assets (Continued)

	U.S. Global Sea to Sky Cargo ETF		U.S. Global Technology and Aerospace & Defense ETF
	Year Ended December 31,		Period Ended December 31, 2024(a)
	2024	2023
OPERATIONS:
Net investment income	$408,387	$451,646	$43
Net realized gain/(loss)	152,798	(1,021,378)	—
Net change in unrealized appreciation/(depreciation)	(402,943)	1,386,852	(13,415)
Net increase/(decrease) in net assets from operations	158,242	817,120	(13,372)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(841,448)	(445,224)	—
Total distributions to shareholders	(841,448)	(445,224)	—
CAPITAL TRANSACTIONS:
Subscriptions	3,958,297	1,482,130	1,000,000
Redemptions	(2,386,460)	(1,436,170)	—
ETF transaction fees (See Note 8)	—	647	—
Net increase in net assets from capital transactions	1,571,837	46,607	1,000,000
Net increase in net assets	888,631	418,503	986,628
NET ASSETS:
Beginning of the period	5,272,166	4,853,663	—
End of the period	$6,160,797	$5,272,166	$986,628
SHARES TRANSACTIONS
Subscriptions	275,000	100,000	50,000
Redemptions	(150,000)	(100,000)	—
Total increase in shares outstanding	125,000	—	50,000

(a)	Inception date of the Fund was December 27, 2024.
The accompanying notes are an integral part of these financial statements.

9

U.S. Global GO GOLD and Precious Metal Miners ETF
Financial Highlights

	Year Ended December 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$17.05	$15.55	$17.88	$19.84	$17.45
INVESTMENT OPERATIONS:
Net investment income(a)	0.10	0.17	0.23	0.23	0.07
Net realized and unrealized gain (loss) on investments(d)	2.23	1.50	(2.32)	(1.96)	3.54
Total from investment operations	2.33	1.67	(2.09)	(1.73)	3.61
LESS DISTRIBUTIONS FROM:
Net investment income	(0.40)	(0.17)	(0.24)	(0.08)	(0.05)
Net realized gains	—	—	—	(0.15)	(1.18)
Total distributions	(0.40)	(0.17)	(0.24)	(0.23)	(1.23)
ETF transaction fees per share	—	0.00(b)	0.00(b)	0.00(b)	0.01
Net asset value, end of year	$18.98	$17.05	$15.55	$17.88	$19.84
Total return	13.66%	10.67%	−11.67%	−8.72%	20.85%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$85,391	$91,198	$82,424	$92,963	$108,114
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	0.50%	1.02%	1.40%	1.20%	0.37%
Portfolio turnover rate(c)	116%	79%	106%	81%	130%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)	Amount represents less than $0.005 per share.
(c)	Portfolio turnover rate excludes in-kind transactions.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

The accompanying notes are an integral part of these financial statements.

10

U.S. Global Jets ETF
Financial Highlights

	Year Ended December 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$19.06	$17.09	$21.09	$22.36	$31.50
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.12	0.01	(0.02)	(0.12)	(0.05)
Net realized and unrealized gain (loss) on investments(d)	6.20	1.96	(3.98)	(1.01)	(9.08)
Total from investment operations	6.32	1.97	(4.00)	(1.13)	(9.13)
Net investment income	—	—	—	—	(0.00)(b)
Net realized gains	—	—	—	(0.14)	(0.01)
Total distributions	—	—	—	(0.14)	(0.01)
ETF transaction fees per share	0.00(b)	0.00(b)	0.00(b)	0.00(b)	0.00(b)
Net asset value, end of year	$25.38	$19.06	$17.09	$21.09	$22.36
Total return	33.13%	11.51%	−18.96%	−5.05%	−28.99%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$1,070,873	$1,686,879	$1,971,734	$3,231,230	$2,903,357
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.59%	0.04%	(0.12)%	(0.50)%	(0.28)%
Portfolio turnover rate(c)	40%	44%	43%	54%	88%

(a)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the year.
(b)	Amount represents less than $0.005 per share.
(c)	Portfolio turnover rate excludes in-kind transactions.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

The accompanying notes are an integral part of these financial statements.

11

U.S. Global Sea to Sky Cargo ETF
Financial Highlights

	Year Ended December 31,		Period Ended December 31, 2022(a)
	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$15.06	$13.87	$20.00
INVESTMENT OPERATIONS:
Net investment income(b)	1.04	1.68	2.40
Net realized and unrealized gain(loss) on investments(h)	(0.73)	0.99	(5.99)
Total from investment operations	0.31	2.67	(3.59)
LESS DISTRIBUTIONS FROM:
Net investment income	(2.40)	(1.48)	(2.59)
Total distributions	(2.40)	(1.48)	(2.59)
ETF transaction fees per share	—	0.00(c)	0.05
Net asset value, end of period	$12.97	$15.06	$13.87
Total return(d)	2.13%	19.09%	−17.92%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,161	$5,272	$4,854
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	2.93%	3.99%	2.29%
After expense reimbursement/recoupment(e)(f)	0.65%	0.60%	0.60%
Ratio of tax expenses to average net assets(e)	0.05%	—%	—%
Ratio of operational expenses to average net assets excluding tax expense(e)	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets:
Before expense reimbursement/recoupment(e)	4.09%	7.90%	11.86%
After expense reimbursement/recoupment(e)	6.37%	11.29%	13.55%
Portfolio turnover rate(d)(g)	133%	98%	103%

(a)	Inception date of the Fund was January 19, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
Pursuant to a contractual operating expense limitation between the Adviser and the Fund, the Adviser has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Operating Expenses do not exceed 0.60% through at least April 30, 2025. To the extent the Fund incurs Excludable Expenses, such as tax expenses, Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement will exceed the applicable expense limitation. See Note 3 in Notes to Financial Statements.

(g)	Portfolio turnover rate excludes in-kind transactions.
(h)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

The accompanying notes are an integral part of these financial statements.

12

U.S. Global Technology and Aerospace & Defense ETF
Financial Highlights

Period Ended December 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$20.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.00(c)
Net realized and unrealized loss on investments(g)	(0.27)
Total from investment operations	(0.27)
Net asset value, end of period	$19.73
Total return(e)	−1.34%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$987
Ratio of expenses to average net assets(e)	0.60%
Ratio of net investment income to average net assets(e)	1.60%
Portfolio turnover rate(d)(f)	0%

(a)	Inception date of the Fund was December 27, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

The accompanying notes are an integral part of these financial statements.

13

U.S. GLOBAL ETFs
Notes to Financial Statements
December 31, 2024
NOTE 1 – ORGANIZATION
U.S. Global GO GOLD and Precious Metal Miners ETF, U.S. Global Jets ETF, U.S. Global Sea to Sky Cargo ETF, and U.S. Global Technology and Aerospace & Defense ETF (individually each a “Fund” or collectively the “Funds”) are non-diversified series of ETF Series Solutions (“ESS” and the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the U.S. Global GO GOLD and Precious Metal Miners ETF is to track the performance, before fees and expenses, of the U.S. Global GO GOLD and Precious Metal Miners Index. The investment objective of the U.S. Global Jets ETF is to track the performance, before fees and expenses, of the U.S. Global Jets Index. The investment objective of the U.S. Global Sea to Sky Cargo ETF is to track the performance, before fees and expenses, of the U.S. Global Sea to Sky Cargo Index. The investment objective of the U.S. Global Technology and Aerospace & Defense ETF is to provide capital appreciation. U.S. Global GO GOLD and Precious Metal Miners ETF commenced operations on June 27, 2017, U.S. Global Jets ETF commenced operations on April 28, 2015, U.S. Global Sea to Sky Cargo ETF commenced operations on January 19, 2022, and U.S. Global Technology and Aerospace & Defense ETF commenced operations on December 27, 2024.
The end of the reporting period for the Funds is December 31, 2024. The period covered by these Notes to Financial Statements is the fiscal period ended December 31, 2024 (the “current fiscal period”).
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance for the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Markets® and Nasdaq Capital Market Exchange® (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by the underlying fund’s administrator.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the net asset value of their shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

14

U.S. GLOBAL ETFs
Notes to Financial Statements
December 31, 2024(Continued)
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
U.S. Global GO GOLD and Precious Metal Miners ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$85,357,815	$ —	$ —	$85,357,815
Investments Purchased with Proceeds from Securities Lending^^	—	—	—	4,961,486
Money Market Funds	60,996	—	—	60,996
Total Investments in Securities	$85,418,811	$—	$—	$90,380,297

U.S. Global Jets ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,065,932,080	$ —	$ —	$1,065,932,080
Investments Purchased with Proceeds from Securities Lending^^	—	—	—	112,042,983
Money Market Funds	4,890,145	—	—	4,890,145
Total Investments in Securities	$1,070,822,225	$—	$—	$1,182,865,208

15

U.S. GLOBAL ETFs
Notes to Financial Statements
December 31, 2024(Continued)
U.S. Global Sea to Sky Cargo ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$6,115,035	$ —	$ —	$6,115,035
Investments Purchased with Proceeds from Securities Lending^^	—	—	—	256,254
Money Market Funds	61,324	—	—	61,324
Total Investments in Securities	$6,176,359	$—	$—	$6,432,613

^^
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

U.S. Global Technology and Aerospace & Defense ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$951,582	$ —	$ —	$951,582
Total Investments in Securities	$951,582	$—	$—	$951,582

^	See Schedule of Investments for breakout of investments by country classification.
During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.
B.
Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.
C.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or

16

U.S. GLOBAL ETFs
Notes to Financial Statements
December 31, 2024(Continued)
separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.
E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

H.
Reclassifications of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in-kind. For the year ended December 31, 2024, the following table shows the reclassifications made:

	Distributable Earnings/ (Accumulated Losses)	Paid-In Capital
U.S. Global GO GOLD and Precious Metal Miners ETF	$(12,182,380)	$12,182,380
U.S. Global Jets ETF	(98,759,316)	98,759,316
U.S. Global Sea to Sky Cargo ETF	(178,951)	178,951
U.S. Global Technology and Aerospace & Defense ETF	—	—

I.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

J.
New Accounting Pronouncement. In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.

Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures

17

U.S. GLOBAL ETFs
Notes to Financial Statements
December 31, 2024(Continued)
and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
K.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the current fiscal period, that materially impacted the amounts or disclosures in each Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
U.S. Global Investors, Inc. (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser also arranges for the transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement for U.S. Global GO GOLD and Precious Metal Miners ETF, U.S. Global Jets ETF, and U.S. Global Technology and Aerospace & Defense ETF, the Adviser has agreed to pay all expenses incurred by the Funds, except: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) expenses. For services provided to the Funds, each Fund pays the Adviser a management fee, calculated daily and paid monthly, at a rate of 0.60% based on the Fund’s average daily net assets.
Separately, under an Operating Expenses Limitation, for the U.S. Global Sea to Sky Cargo ETF, the Adviser has agreed to limit the Fund’s Operating Expenses to an annual rate of 0.60% of the first $100 million in net assets and 0.70% for net asset greater than $100 million. For purposes of this agreement, the term “Operating Expenses” is defined to include all expenses necessary or appropriate for the operation of the Fund, including the Adviser’s management fee, except interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) expenses (“Excluded Expenses”). To the extent the U.S. Global Sea to Sky Cargo ETF incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will exceed the applicable expense limitation. Under the Agreement, the Adviser may request recoupment of previously waived or paid fees from the Fund for up to three years from the date such fees and expenses were waived or paid. As of December 31, 2024, the Adviser has $397,692 remaining available to be recouped, of which $115,917 expires on December 31, 2025, $135,642 expires on December 31, 2026, and $146,133 expires on December 31, 2027.
Fees and expenses can only be recouped so long as the Fund’s total expense ratio does not exceed the lesser of (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.
The Indexes that US Global GO GOLD and Precious Metal Miners ETF, US Global Jets ETF, and U.S. Global Sea to Sky Cargo ETF track, were developed by U.S. Global Indices, LLC (the “Index Provider”), a wholly-owned subsidiary of the Adviser.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or “Administrator”) acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

18

U.S. GLOBAL ETFs
Notes to Financial Statements
December 31, 2024(Continued)
The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – SECURITIES LENDING
US Global GO GOLD and Precious Metal Miners ETF, US Global Jets ETF, and U.S. Global Sea to Sky Cargo ETF may lend up to 33 1∕3 percent of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. Under the terms of the securities lending agreement, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned, that may occur during the term of the loan, will be for the account of the Fund. The Fund has the right, under the terms of the securities lending agreement, to recall the securities from the borrower on demand.
The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.
As of the end of the current fiscal period, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent. The Funds’ manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide the Funds’, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.
As of the end of the current fiscal period, the value of the securities on loan and payable for collateral due to broker were as follows:

	Value of Securities on Loan	Collateral Received*
U.S. Global GO GOLD and Precious Metal Miners ETF	$4,873,535	$4,961,486
U.S. Global Jets ETF	109,775,408	$112,042,983
U.S. Global Sea to Sky Cargo ETF	251,114	256,254

*
The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedules of Investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

19

U.S. GLOBAL ETFs
Notes to Financial Statements
December 31, 2024(Continued)
The interest income earned by the Funds on the investment of cash collateral received from the borrowers for the securities loaned to them (“Securities lending income”) is reflected in the Funds’ Statements of Operations. Net Fees and interest income earned on collateral investments and recognized by the Fund during the current fiscal period were as follows:

Net Fees and Interest Earned
U.S. Global GO GOLD and Precious Metal Miners ETF	$40,194
U.S. Global Jets ETF	4,760,129
U.S. Global Sea to Sky Cargo ETF	1,166

NOTE 5 – PURCHASE AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions were as follows:

	Purchases	Sales
U.S. Global GO GOLD and Precious Metal Miners ETF	$120,080,776	$108,958,518
U.S. Global Jets ETF	597,052,502	483,854,929
U.S. Global Sea to Sky Cargo ETF	8,487,388	8,386,237
U.S. Global Technology and Aerospace & Defense ETF	—	—

During the current fiscal period, there were no purchases or sales of U.S. Government securities.
During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
U.S. Global GO GOLD and Precious Metal Miners ETF	$17,920,390	$46,209,275
U.S. Global Jets ETF	438,854,953	1,474,323,419
U.S. Global Sea to Sky Cargo ETF	3,290,107	2,249,439
U.S. Global Technology and Aerospace & Defense ETF	964,997	—

NOTE 6 – TRANSACTIONS WITH AFFILIATED SECURITIES
Investments in issuers considered to be affiliate(s) of the Funds during the current fiscal period for purposes of Section 2(a)(3) of the 1940 Act, due to the Fund owning greater than five percent of the outstanding voting shares, were as follows:
U.S. Global JETS ETF

Affiliated Issuer	Value at 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/2024
Spirit Airlines, Inc.*	$—	$45,638,270	$(12,996,407)	$(32,641,863)	$—	$—
Sun Country Airlines Holdings, Inc.*	44,838,758	35,524,904	(45,255,506)	(3,103,629)	111,430	31,845,957
	$44,838,758			$(35,745,492)	$111,430	$31,845,957

Affiliated Issuer (continued)	Shares Held at 12/31/24	Dividend Income
Spirit Airlines, Inc.*	—	$—
Sun Country Airlines Holdings, Inc.*	2,184,222	—
		$—

*	Issuer was affiliated during the current fiscal period, but was not an affiliated issuer as of December 31, 2024

20

U.S. GLOBAL ETFs
Notes to Financial Statements
December 31, 2024(Continued)
NOTE 7 – INCOME TAX INFORMATION
The components of distributable earnings/(accumulated losses) and cost basis of investments for federal income tax purposes at December 31, 2024 were as follows:

	U.S. Global GO GOLD and Precious Metal Miners ETF	U.S. Global Jets ETF	U.S. Global Sea to Sky Cargo ETF	U.S. Global Technology and Aerospace & Defense ETF
Tax cost of investments	$88,223,644	$1,193,187,799	$6,858,931	$964,997
Gross tax unrealized appreciation	$8,126,314	$155,382,845	$338,209	$489
Gross tax unrealized depreciation	(5,969,665)	(165,709,776)	(765,505)	(13,904)
Total unrealized appreciation/(depreciation)	2,156,649	(10,326,931)	(427,295)	(13,415)
Undistributed ordinary income	625,547	6,660,815	41,886	43
Undistributed long-term capital gains	—	—	—	—
Other accumulated gain/(loss)	(35,071,915)	(583,777,250)	(2,252,907)	—
Distributable earnings/(accumulated losses)	$(32,289,719)	$(587,443,366)	$(2,638,316)	$(13,372)

The difference between the cost basis for financial statement and federal income tax purposes was primarily due to the tax deferral of losses from wash sales and mark-to-market on investments in passive foreign investment companies.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. At December 31, 2024, none of the Funds deferred, on a tax-basis, any post-October capital losses or late-year ordinary losses.
As of December 31, 2024, the Funds had the following capital loss carryforward available, with no expiration date:

	Short-Term	Long-Term
U.S. Global GO GOLD and Precious Metal Miners ETF	$20,760,422	$14,311,493
U.S. Global Jets ETF	276,418,940	307,358,310
U.S. Global Sea to Sky Cargo ETF	1,051,235	1,201,672
U.S. Global Technology and Aerospace & Defense ETF	—	—

The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2024 was as follows:

	Ordinary Income	Capital Gains
U.S. Global GO GOLD and Precious Metal Miners ETF	$1,810,692	$—
U.S. Global Jets ETF	—	—
U.S. Global Sea to Sky Cargo ETF	841,448	—
U.S. Global Technology and Aerospace & Defense ETF	—	—

21

U.S. GLOBAL ETFs
Notes to Financial Statements
December 31, 2024(Continued)
The tax character of distributions paid by the Funds during the fiscal year/period ended December 31, 2023 was as follows:

	Ordinary Income	Capital Gains
U.S. Global GO GOLD and Precious Metal Miners ETF	$899,527	$—
U.S. Global Jets ETF	—	—
U.S. Global Sea to Sky Cargo ETF	445,224	—
U.S. Global Technology and Aerospace & Defense ETF	N/A	N/A

NOTE 8 – SHARE TRANSACTIONS
Shares of the Funds are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds currently offer one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the U.S. Global GO GOLD and Precious Metal Miners ETF is $300, and the standard fixed transaction fee for U.S Global Jets ETF and U.S. Global Sea to Sky Cargo ETF, U.S. Global Technology and Aerospace & Defense ETF is $500, which is payable to the Custodian. The fixed transaction fee may be waived on certain orders if the applicable Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the costs associated with cash transactions. Variable fees received by each Fund, if any, are displayed in the capital transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Funds have equal rights and privileges.
NOTE 9 – PRINCIPAL RISKS
Gold and Precious Metals Risk. U.S. Global GO GOLD and Precious Metal Miners ETF will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the metals and mining industry. Competitive pressures may have a significant effect on the financial condition of companies in such industry. Also, such companies are highly dependent on the price of certain precious metals. These prices may fluctuate substantially over short periods of time, so the Fund’s share price may be more volatile than other types of investments. The prices of precious metals rise and fall in response to many factors, including: economic cycles; changes in inflation or expectations about inflation in various countries; interest rates; currency fluctuations; metal sales by governments, central banks, or international agencies; investment speculation; resource availability; fluctuations in industrial and commercial supply and demand; government regulation of the metals and materials industries; and government prohibitions or restrictions on the private ownership of certain precious and rare metals. The U.S. Global GO GOLD and Precious Metal Miners Index measures the performance of equity securities of Precious Metals Companies and does not measure the performance of direct investment in previous metals. Consequently, the Fund’s share price may not move in the same direction and to the same extent as the spot prices of precious metals.

22

U.S. GLOBAL ETFs
Notes to Financial Statements
December 31, 2024(Continued)
Airline Companies Risk. U.S. Global Jets ETF invests in Airline companies. Airline companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for air travel. Airline companies may also be significantly affected by changes in fuel prices which may be very volatile. Airline companies may also be significantly affected by changes in labor relations and insurance costs.
Cargo Companies Risk. U.S. Global Sea to Sky Cargo ETF is expected to concentrate its investments in the securities of Cargo Companies. Cargo Companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for marine shipping, ports, and air freight. Cargo Companies may also be significantly affected by changes in fuel prices, which may be very volatile, the imposition of tariffs or trade wars, changes in labor relations or availability, insurance costs, commodities prices in general, international politics and conflicts, changes in airborne or seaborne transportation patterns, changes to marine shipping and air freight routes, weather patterns and events, including hurricane activity, maritime accidents, canal closures, and port congestion. Cargo Companies may also be highly dependent on aircraft, ships, or related equipment from a small number of suppliers, and consequently, issues affecting the availability, reliability, safety, or longevity of such aircraft, ships, or equipment (e.g., the inability of a supplier to meet demand or the grounding of an aircraft due to safety concerns) may have a significant effect on the operations and profitability of Cargo Companies.
Aerospace and Defense Companies Risk. U.S. Global Technology and Aerospace & Defense ETF will invest more than 25% of its net assets in companies in the aerospace & defense industry. Aerospace and defense companies are subject to numerous risks, including fierce competition, consolidation, adverse political, economic and governmental developments, substantial research and development costs, cuts in government funding, product and technology obsolescence, limited numbers of potential customers and decreased demand for new equipment. In addition, companies involved in the commercial aerospace industry are also subject to aircraft order cancellations, changes in aircraft-leasing contracts, excess capacity, cutbacks in profitable business travel, fuel price hikes, labor union settlements, adverse changes in international politics and relations, intense global competition, government regulation and cyclical market patterns. Aerospace and defense companies rely heavily on U.S. Government and other government demand for their products and services. As a result, these companies could be adversely impacted by future reductions or changes in government spending. Such government spending on aerospace and defense is not generally correlated with economic cycles, but rather with general political support for this type of spending. There is no assurance that future levels of spending on aerospace and defense will increase or that such spending will not decrease in the future. Competition, labor relations and the price of fuel can impact aerospace and defense companies. In addition, deregulation of airlines has substantially decreased the U.S. Government’s role in the air transport industry while promoting competition. However, the profitability of individual carriers as well as the entire industry could be impacted by the regulations and policies of various domestic and foreign governments.
Cybersecurity Companies Risk. U.S. Global Technology and Aerospace & Defense ETF is expected to concentrate its investments in the securities of Cybersecurity Companies. Companies in the cybersecurity field face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Cybersecurity companies may have limited product lines, markets, financial resources or personnel. The products of cybersecurity companies may face obsolescence due to rapid technological developments and frequent new product introduction, and such companies may face unpredictable changes in growth rates, competition for the services of qualified personnel and competition from foreign competitors with lower production costs. Companies in the cybersecurity field are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Additionally, companies in the cybersecurity field may be the target of cyber-attacks, which, if successful, could significantly or permanently damage a company’s reputation, financial condition and ability to conduct business in the future.
Emerging Markets Risk. U.S. Global Technology and Aerospace & Defense ETF may invest in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in 2value. Less

23

U.S. GLOBAL ETFs
Notes to Financial Statements
December 31, 2024(Continued)
information may be available about companies in emerging markets than in developed markets because such emerging markets companies may not be subject to accounting, auditing and financial reporting standards or to other regulatory practices required by U.S. companies.
Concentration Risk. The Funds may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the Funds more than the market as a whole, to the extent that the Funds’ investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

24

U.S. GLOBAL ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of U.S. Global ETFs and
Board of Trustees of ETF Series Solutions
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of U.S. Global ETFs comprising the funds listed below (the “Funds”), each a series of ETF Series Solutions, as of December 31, 2024, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
U.S. Global GO GOLD and Precious Metal Miners ETF and U.S. Global Jets ETF	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023, 2022, 2021, and 2020
U.S. Global Sea to Sky Cargo ETF	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023, and for the period from January 19, 2022 (commencement of operations) to December 31, 2022
U.S. Global Technology and Aerospace & Defense ETF	For the period from December 27, 2024 (commencement of operations) through December 31, 2024

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2015.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 28, 2025

25

U.S. GLOBAL ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS
U.S. Global Jets ETF (JETS)
U.S. Global GO GOLD and Precious Metal Miners ETF (GOAU)
U.S. Global Sea to Sky Cargo ETF (SEA)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 10-11, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between U.S. Global Investors, Inc. (the “Adviser”) and the Trust, on behalf of U.S. Global Jets ETF (“JETS”), U.S. Global GO GOLD and Precious Metal Miners ETF (“GOAU”), and U.S. Global Sea to Sky Cargo ETF (“SEA”) (each, a “Fund” and, collectively, the “Funds”).
Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided to the Funds by the Adviser; (ii) the historical performance of the Funds; (iii) the cost of the services provided and the profits realized by the Adviser or its affiliates from services rendered to each Fund; (iv) comparative performance, fee and expense data for the Funds and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares each Fund’s investment performance, fees and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Adviser in connection with its services to each Fund are shared with Fund shareholders; (vi) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund; and (vii) other factors the Board deemed to be relevant. The Board also met via videoconference approximately ten days before the Meeting to discuss their initial thoughts regarding the Materials and communicate to Trust officers their follow up questions, if any, that they would like the Adviser to address at the Meeting and/or through revised or supplemental Materials.
The Board also considered that the Adviser, along with other service providers of the Funds, had provided written and oral updates on the firm over the course of the year with respect to its role as the Funds’ investment adviser, and the Board considered that information alongside the Materials in its consideration of whether the Advisory Agreement should be continued. Additionally, Adviser representatives provided an oral overview of each Fund’s strategy, the services provided to each Fund by the Adviser, and additional information about the Adviser’s personnel and business operations. The Board then discussed the Materials and the Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated, in light of this information, on the approval of the continuation of the Advisory Agreement.
Approval of the Continuation of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser had provided and would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Funds. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.
The Board also considered other services provided by the Adviser to the Funds, including monitoring each Fund’s adherence to its investment restrictions and compliance with the Funds’ policies and procedures and applicable securities regulations, as well as monitoring the extent to which each Fund achieves its investment objective as an index-based fund. Additionally, the Board considered that U.S. Global Indices, LLC (“USGI”), an affiliate of the Adviser, acts as index provider to each of the Funds, and each Fund tracks an index created by USGI based on USGI’s intellectual property.
Historical Performance. The Trustees next considered each Fund’s performance. The Board observed that additional information regarding each Fund’s past investment performance, for periods ended March 31, 2024, had

26

U.S. GLOBAL ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS(Continued)
been included in the Materials, including the Barrington Report, which compared the performance results of each Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (each, a “Peer Group”) as well as with funds in the Fund’s Morningstar category (each, a “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified one or more funds the Adviser considered to be each Fund’s most direct competitors (each, a “Selected Peer Group”) and provided the Selected Peer Group’s performance results. The funds included by the Adviser in each Selected Peer Group include funds that, based on a combination of quantitative and qualitative considerations made by the Adviser, have similar thematic investment strategies as the relevant Fund.
Because each Fund is designed to track the performance of an index, the Board considered, among other things, the extent to which a Fund tracked its index before fees and expenses. The Board noted that for each of the one-year, three-year, five-year, and since inception periods, as applicable, ended March 31, 2024, each Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses on Fund performance) trailed but was generally consistent with the performance of its underlying index, indicating that each Fund tracked its underlying index closely and in an appropriate manner. The Board further noted, however, the Funds exhibited tracking error, over certain periods, that exceeded the Funds’ expense ratios. Accordingly, the Board considered the Adviser’s explanations attributing tracking error to costs associated with rebalances, reconstitutions, commissions, trading, foreign currency transactions, and cash balances.
JETS: The Board noted that the Fund significantly underperformed its broad-based benchmark, the S&P 500 Total Return Index, for the one-year, three-year, five-year, and since inception periods. However, the Board noted that the S&P 500 Total Return Index provides an indication of the performance of U.S. large-cap companies, while the Fund’s objective is to track its underlying index, which tracks the performance of Airline Companies (as defined by the index) across the globe with an emphasis on domestic passenger airlines.
The Board noted that for the one-year, three-year, and five-year periods ended March 31, 2024, the Fund underperformed the median return of its Peer Group, which is comprised primarily of ETFs in the industrials, infrastructure, and consumer cyclical sectors, and its Category Peer Group, which is comprised of funds in the Morningstar US Fund Industrials category. With respect to the Selected Peer Group, the Board noted that the Fund’s closest ETF competitors (i.e., airline-themed ETFs) all launched in 2023 and did not have one-year performance returns as of March 31, 2024.
GOAU: The Board noted that the Fund significantly underperformed its broad-based benchmark, the S&P 500 Total Return Index, for the one-year, three-year, five-year, and since inception periods. However, the Board noted that the S&P 500 Total Return Index provides an indication of the performance of U.S. large-cap companies, while the Fund’s objective is to track its underlying index, which tracks the performance of Precious Metals Companies (as defined by the index).
The Board noted that for the one-year, three-year, and five-year periods ended March 31, 2024, the Fund outperformed the median return of its Peer Group, which is comprised primarily of index-based, junior gold miner ETFs and other precious metal ETFs, and its Category Peer Group, which is comprised of funds in the Morningstar US Fund Equity Precious Metals category. The Board also noted that the Fund outperformed most of the funds from the Selected Peer Group for the one-year, three-year, and five-year periods ended March 31, 2024. The funds included by the Adviser in the Selected Peer Group include funds that pursue index-based, global equity, gold mining investment strategies similar to those of the Fund.
SEA: The Board noted that the Fund significantly underperformed its broad-based benchmark, the S&P 500 Total Return Index, for the one-year and since inception periods. However, the Board noted that the S&P 500 Total Return Index provides an indication of the performance of U.S. large-cap companies, while the Fund’s objective is to track its underlying index, which tracks the performance of Cargo Companies (as defined by the index).
The Board noted that for the one-year period ended March 31, 2024, the Fund significantly underperformed the median return of its Peer Group, which is comprised primarily of ETFs in the industrials, infrastructure, and consumer cyclical sectors, including two funds focused on cargo and shipping, and its Category Peer Group, which is comprised of funds in the Morningstar US Fund Industrials category. The Board also considered that the Fund underperformed the only fund included in its Selected Peer Group for the one-year period ended March 31, 2024. The Board noted, however, that the peer fund, unlike SEA, excludes air cargo from its investment holdings, which contributed to SEA’s underperformance of its peer fund.

27

U.S. GLOBAL ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS(Continued)
The Board also considered that SEA commenced operations on January 19, 2022, just over two years prior to March 31, 2024, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions about its management.
Cost of Services Provided and Economies of Scale. The Board then reviewed each Fund’s fees and expenses. The Board took into consideration that the Adviser had charged, and would continue to charge, JETS and GOAU a “unified fee,” meaning each Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers and paying these two Funds’ other expenses out of the Adviser’s own fee and resources. The Board further noted that the Adviser does not charge SEA a unitary fee; rather, SEA pays the Adviser a management fee and, pursuant to a contractual operating expense limitation agreement between the Adviser and the Fund, the Adviser has agreed to waive its management fees and/or reimburse certain Fund expenses, for a period of at least one year, to ensure that SEA’s Total Annual Fund Operating Expenses do not exceed certain percentages based on the Fund’s assets levels.
The Board then compared each Fund’s net expense ratio to that of its Peer Group and Category Peer Group, as shown in the Barrington Report, and its Selected Peer Group.
JETS: The Board noted that the Fund’s net expense ratio was equal to its unified fee. The Board further noted that the Fund’s net expense ratio was higher than the median net expense ratio, and at the high end of the range, of the funds in its Peer Group but lower than the median net expense ratio of its Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was higher than the median net expense ratio, but within the range, of the funds in its Selected Peer Group.
GOAU: The Board noted that the Fund’s net expense ratio was equal to its unified fee. The Board further noted that the Fund’s net expense ratio was slightly higher than the median net expense ratio, but within the range, of the funds in its Peer Group and lower than the median net expense ratio of its Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was higher than the median net expense ratio, but within the range, of the funds in its Selected Peer Group.
SEA: The Board noted that the Fund’s net expense ratio was equal to its management fee because the Adviser waived certain Fund expenses pursuant to its contractual operating expense limitation agreement. The Board further noted that the Fund’s net expense ratio was higher than the median net expense ratio, but within the range, of the funds in its Peer Group and lower than the median net expense ratio of its Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was lower than the net expense ratio of the one fund in its Selected Peer Group.
The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Funds and obligations under (i) the unified fee arrangement with respect to JETS and GOAU and (ii) the non-unified management fee arrangement and contractual operating expense limitation agreement with respect to SEA. The Board noted that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account an analysis of the Adviser’s profitability with respect to each Fund at various actual and projected Fund asset levels.
The Board also considered each Fund’s expenses and advisory fee structure in light of its potential economies of scale. The Board noted that neither the unitary fee structure for JETS and GOAU nor the management fee for SEA contain any breakpoint reductions. The Board determined, however, that both the unitary fee structure for JETS and GOAU and the management fee and contractual operating expense limitation agreement for SEA reflect a sharing of economies of scale between the Adviser and the Funds at current asset levels. The Board also noted its intention to monitor fees as each Fund grows in size and assess whether advisory fee breakpoints or a change in fee structure may be warranted in the future should the Adviser realize economies of scale in its management of such Fund.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.

28

U.S. GLOBAL ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS(Continued)
U.S. Global Technology and Aerospace & Defense ETF (WAR)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 10-11, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between U.S. Global Investors, Inc. (the “Adviser”) and the Trust, on behalf of the U.S. Global Technology and Aerospace & Defense ETF (the “Fund”) for an initial two-year term.
Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser; (ii) the cost of the services to be provided and the profits expected to be realized by the Adviser or its affiliates from services rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares the Fund’s proposed management fee and expenses to those of relevant peer groups (the “Barrington Report”); (iv) the extent to which any economies of scale might be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; (v) any other financial benefits to the Adviser or its affiliates that may result from services to be rendered to the Fund; and (vi) other factors the Board deemed to be relevant.
The Board also considered that the Adviser, along with other service providers, had provided written and oral updates on the firm over the course of the year with respect to its role as investment adviser to other series in the Trust. The Board considered such supplemental information alongside the Materials in its evaluation of the Adviser’s fees and other aspects of the Advisory Agreement. Additionally, representatives from the Adviser provided an oral overview of the Fund’s strategy, the services to be provided to the Fund by the Adviser, and additional information about the Adviser’s personnel and operations. The Board then discussed the Materials, the oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings and deliberated on the approval of the Agreement in light of this information.
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program. The Board also received copies of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, the firm’s compliance policies, marketing practices, and brokerage information, as well as details about the Fund.
The Board also considered other services to be provided by the Adviser to the Fund, including monitoring the Fund’s adherence to its investment restrictions and compliance with the Fund’s policies and procedures and applicable securities regulations, as well as monitoring the extent to which the Fund achieves its investment objective as an actively managed fund.
Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in the context of the Board’s deliberations on the Advisory Agreement. The Board also considered that the Fund is actively managed. Consequently, with respect to the Fund’s future performance, the Board will focus on the Adviser’s services, including the portfolio managers’ day-to-day management of the Fund.
Cost of Services to be Provided and Economies of Scale. The Board reviewed the Fund’s proposed net expense ratio, the full amount of which was anticipated to be the “unified fee” described below. The Board then compared the Fund’s expense ratio to its Peer Group and Selected Peer Group (each defined below). The Board noted that the peer group selected by Barrington Partners was comprised of actively managed ETFs with similar, but different, thematic sector investment strategies (the “Peer Group”). In particular, the Board noted that the Fund’s net expense ratio was lower than the median net expense ratio of the ETFs in the Peer Group. The Board also compared the Fund’s proposed expense ratio to that of certain competitor ETFs identified by the Adviser (the “Selected Peer Group”), which was comprised primarily of passively managed index ETFs focused on securities with exposure to the same industries as the

29

U.S. GLOBAL ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS(Continued)
Fund, including aerospace and defense, cybersecurity, and semiconductors. The Board observed that the Fund’s proposed net expense ratio was within the range of net expense ratios for the Selected Peer Group.
The Board took into consideration that the Adviser would charge a “unified fee,” meaning the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources.
The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Fund at various Fund asset levels as well as the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Fund had not yet commenced operations and, consequently, the future size of the Fund and the Adviser’s future profitability were generally unpredictable.
The Board considered the Fund’s expenses and the structure of the Fund’s advisory fee with respect to potential economies of scale. The Board noted that the Fund’s fee structure did not contain any breakpoint reductions as the Fund’s assets grow but considered that the Fund’s fee structure is a unified fee. The Board concluded that the unified fee structure reflects a sharing of economies of scale between the Adviser and the Fund based on the Fund’s expected asset level growth during its initial two-year period. The Board also noted its intention to monitor fees as the Fund grows in size and assess whether advisory fee breakpoints may be warranted.
Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

30

U.S. Global ETFs
Federal Tax Information
(Unaudited)
For the fiscal year ended December 31, 2024, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

U.S. Global GO GOLD and Precious Metal Miners ETF	100.00%
U.S. Global Jets ETF	0.00%
U.S. Global Sea to Sky Cargo ETF	53.87%
U.S. Global Technology and Aerospace & Defense ETF	0.00%

For corporate shareholders, the percentage of ordinary income distributions that qualified for the corporate dividend received deduction for the fiscal year ended December 31, 2024 was as follows:

U.S. Global GO GOLD and Precious Metal Miners ETF	13.35%
U.S. Global Jets ETF	0.00%
U.S. Global Sea to Sky Cargo ETF	2.34%
U.S. Global Technology and Aerospace & Defense ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

U.S. Global GO GOLD and Precious Metal Miners ETF	0.00%
U.S. Global Jets ETF	0.00%
U.S. Global Sea to Sky Cargo ETF	0.00%
U.S. Global Technology and Aerospace & Defense ETF	0.00%

31

U.S. Global ETFs
Federal Tax Credit Pass Through
(Unaudited)
Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the fiscal year ended December 31, 2024. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
U.S. Global GO GOLD and Precious Metal Miners ETF	$129,704	$0.028823	100.00%
U.S. Global Jets ETF	—	—	—
U.S. Global Sea to Sky Cargo ETF	41,143	0.117550	100.00%
U.S. Global Technology and Aerospace & Defense ETF	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.
Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. GAAP purposes and Internal Revenue Service purposes.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

32

U.S. Global ETFs
ADDITIONAL INFORMATION
(Unaudited)
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others
All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

33

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a

-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	3/10/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	3/10/2025

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	3/10/2025

* Print the name and title of each signing officer under his or her signature.